EMPLOYEE BENEFIT PLANS - Narrative (FY) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Sep. 30, 2018
Defined Benefit Plans And Other Postretirement Benefit Plans [Line Items]
Number of shares held on behalf of participants (in shares)	495,274	551,482
Market value of the shares held on behalf of participants	$ 40.3	$ 45.8
United States | Defined Benefit Pension Plans
Defined Benefit Plans And Other Postretirement Benefit Plans [Line Items]
Aggregate accumulated benefit obligation	43.3	44.5
Contribution to the plan	$ 0.0
United States | Defined Benefit Pension Plans | Equity security funds
Defined Benefit Plans And Other Postretirement Benefit Plans [Line Items]
Target asset allocation (as a percent)	55.00%
United States | Defined Benefit Pension Plans | Debt security funds and other
Defined Benefit Plans And Other Postretirement Benefit Plans [Line Items]
Target asset allocation (as a percent)	45.00%
United States | Other Postretirement Benefits Plans
Defined Benefit Plans And Other Postretirement Benefit Plans [Line Items]
Assumed health care cost trend rate, initial rate (as a percent)	6.30%
Assumed health care cost trend rate, ultimate rate (as a percent)	4.50%
Effect of 1% point increase on service and interest cost components (less than)	$ 0.1
Effect of 1% point increase on accumulated postretirement benefit obligation	0.1
Effect of 1% point decrease on service and interest cost components (less than)	0.1
Effect of 1% point decrease on accumulated postretirement benefit obligation	0.1
Foreign Plan | Defined Benefit Pension Plans
Defined Benefit Plans And Other Postretirement Benefit Plans [Line Items]
Aggregate accumulated benefit obligation	344.3	$ 312.2
Contribution to the plan	$ 7.3		$ 7.3
Foreign Plan | Defined Benefit Pension Plans | Equity security funds
Defined Benefit Plans And Other Postretirement Benefit Plans [Line Items]
Target asset allocation (as a percent)	30.00%
Foreign Plan | Defined Benefit Pension Plans | Debt security funds and other
Defined Benefit Plans And Other Postretirement Benefit Plans [Line Items]
Target asset allocation (as a percent)	40.00%
Foreign Plan | Defined Benefit Pension Plans | Other Investments
Defined Benefit Plans And Other Postretirement Benefit Plans [Line Items]
Target asset allocation (as a percent)	30.00%
Foreign Plan | Other Postretirement Benefits Plans
Defined Benefit Plans And Other Postretirement Benefit Plans [Line Items]
Assumed health care cost trend rate, initial rate (as a percent)	6.23%
Assumed health care cost trend rate, ultimate rate (as a percent)	4.50%
Effect of 1% point increase on service and interest cost components (less than)	$ 0.1
Effect of 1% point increase on accumulated postretirement benefit obligation	0.3
Effect of 1% point decrease on service and interest cost components (less than)	0.1
Effect of 1% point decrease on accumulated postretirement benefit obligation	$ 0.3